COMSTOCK PARTNERS FUNDS, INC.

    Supplement dated September 24, 1999 to Prospectus dated August 28, 1999

     Each of the two supplements dated August 28,1999 to the Comstock Partners Funds, Inc. Prospectus dated August 28, 1999 is hereby rescinded in its entirety.